Concession Contract Assets	12 Months Ended
Dec. 31, 2023
Concession Contract Assets
Concession Contract Assets
14.
CONCESSION CONTRACT ASSETS

	2023	2022
Distribution – Infrastructure assets under construction	3,431	1,850
Gas – Infrastructure assets under construction	338	117
Transmission – National Grid (‘BNES’ - Basic Network of the Existing System) - Law 12,783/13	1,723	1,927
Transmission – Assets remunerated by tariff	3,034	2,810

	8,526	6,704

Current	850	728
Non-current	7,676	5,976

Changes in concession contract assets are as follows:

	Transmission	Distribution	Gas	Total
Balances at December 31, 2020	3,745	1,142	93	4,980

Additions	252	1,757	50	2,059
Inflation adjustment	660	-	-	660
Results of the Periodic Tariff Review	237	-	-	237
Amounts received	(612)	-	-	(612)
Disposals	(5)	-	(3)	(8)
Others additions	-	-	6	6
Transfers to financial assets	-	(110)	-	(110)
Transfers to intangible assets	-	(851)	(51)	(902)
Contract assets arising from business combination	81	-	-	81
Impairment	-	(11)	-	(11)

Balances at December 31, 2021	4,358	1,927	95	6,380

Additions	407	3,098	61	3,566
Inflation adjustment	575	-	-	575
Results of the Periodic Tariff Review	-	-	-	-
Amounts received	(608)	-	-	(608)
Disposals	-	-	(3)	(3)
Others additions	5	-	-	5
Transfers to financial assets	-	(762)	-	(762)
Transfers to intangible assets	-	(2,412)	(36)	(2,448)
Contract assets arising from business combination	-	-	-	-
Impairment	-	(1)	-	(1)

Balances at December 31, 2022	4,737	1,850	117	6,704

Additions	242	3,478	270	3,990
Inflation adjustment	524	-	-	524
Amounts received	(746)	-	-	(746)
Disposals	-	-	-	-
Others additions	-	-	-	-
Transfers to financial assets	-	(364)	-	(364)
Transfers to intangible assets	-	(1,541)	(49)	(1,590)
Impairment	-	8	-	8

Balances at December 31, 2023	4,757	3,431	338	8,526

The amount of additions in the period ended December 31, 2023 includes R$70 borrowing costs, as presented in note 21. The average rate to determine the amount of borrowing costs was 11.75% (11.36% in 2022). The nature of the additions to contract and intangible assets is shown in note 28b.

The capitalization of financial charges is a non-cash transaction, and therefore is not reflected in the Cash Flow Statements.

The transmission activity

For transmission concessions, the consideration to be paid to the Company arises from the concession contracts, as follows:

	2023	2022
Current
Concession contract - 004/05 (d)	28	29
Concession contract - 079/00 (b)	45	47
Concession contract - 006/11 (c)	9	8
Concession contract - 006/97 (a)
National Grid (‘BNES’ - Basic Network of the Existing System)	466	408
National Grid - new facilities (RBNI)	302	236

	850	728

Non-current
Concession contract - 004/05 (d)	74	81
Concession contract - 079/00 (b)	118	143
Concession contract - 006/11 (c)	100	85
Concession contract - 006/97 (a)
National Grid (‘BNES’ - Basic Network of the Existing System)	1,257	1,519
National Grid - new facilities (RBNI)	2,358	2,182

	3,907	4,010

	4,757	4,738

a)
Concession contract no. 006/1997

The contract regulates the public service operation of the transmission facilities classified as part of the Basic Grid, in accordance with Law 9.074/1995 and pertinent regulations, in effect until December 31, 2042.

The changes implemented in these facilities are treated as Basic Network New Facilities (BNE). Its cash flow refers to the return on investments in reinforcements and improvements to the transmission infrastructure, and is discounted to present value and, where applicable, includes the portion of investments made and not amortised by the end of the concession term.

ANEEL Dispatch 402 of February 14, 2023 postponed the Periodic Tariff Review (Revisão Tarifária Periódica – RTP) of the Permitted Annual Revenue (Receita Anual Permitida – RAP) of the transmission concessions that had been extended under Law 12783/2013. Thus, for 2023 there was the ordinary process of annual readjustment of transmission revenue, established by Ratifying Resolution (Resolução Homologatória) No. 3.216 of 4 July 2023. The financial impact of the new RAPs had no material impact on the calculation of contract assets, since there were no significant changes to the assumptions used.

On December 5, 2023, ANEEL approved Order No. 4,675, recognizing administrative appeals filed against ReN No. 3,216/2023, which led to changes in the RAP result for the 2023-2024 cycle, the effects of which will be reflected in the 2024-2025 cycle. The effects of the claims that were accepted, in full or in part, represent an increase of 1.16% in the RAPs approved in ReH No. 3.216/2023 (from R$1,084,670 to R$1,097,264) and a reduction in the Adjustment

Portion (PA) of 35.5% (from R$39,303 to R$25,350). The effects of the changes are being analyzed and no material impacts are expected, considering that there were no significant changes in the assumptions used.

National Grid Assets- ‘BNES’ - the regulatory cost of capital updating

On January 06, 2021, the Brazilian General Attorney's Office issued a legal opinion about the effects of the reversal of the court decision that had suspended the cost of equity remuneration of the transmission agents determined by Ministerial Order 120/2016, concluded that it must be updated by the cost of equity rate until July 1, 2020, which is the date that the payment took place, and must be included to RAP as of July 1, 2020 (2020-2021 cycle) for eight years.

On April 22, 2021, ANEEL published Resolution 2,852, which altered Resolution 2,712/2020, defining, among other provisions, the financial component referred to. Thus, the cost capital associated with the financial components was incorporated into the calculation of the periodic review processes of 2018 deciding the RAP of the transmission concessions that were extended under Law 12,783/2013. This caused 2 effects: (i) A new value for the component to be considered in the RAP of the tariff cycles for 2020-2021 to 2025-2026; and (ii) a residual value for the difference between the amount paid to the transmission companies in the 2017-2018 and 2019-2020 tariff cycles and the amount payable after the injunctions were overturned.

Thus, the debt balance of this component was recalculated, using remuneration at the rate of cost capital, up to the date of actual payment (July 1, 2020), discounted present value of the amount paid.

In addition, ANEEL opted the alternative of ‘reprofiling’ these payments, for payment gradually over a period of 8 years, guaranteeing the net present value of the transaction.

In the proposed profile the minimum payment is made in the 2021-2022 cycle, with zero amortization of the debt portion of the balance; in the 2022-2023 cycle there is amortization at a rate of 3.0%, so as to amortize part of the debt and keep the level of payments stable; and there are then constant payments over the cycles of 2023-2024 to 2027-2028, with amortization rates of 16.11% per year.

ANEEL Order 402, of February 14, 2023, postponed to 2024 the RTP of the RAP of the transmission concessions extended under Law No. 12.783/2013. ReN No. 3,216/2023 established the annual revenues, which were subsequently modified by Order No. 4,675 of December 5, 2023. These regulations had no impact on this financial component.

b)
Concession contract no. 079/00

The contract regulates commercial operation of public transmission service, comprising construction, maintenance and operation of transmission of the following facilities: The Itajubá 3 Substation; the Itajubá 3 - Poços de Caldas Transmission Line; and the Itajubá 3-Cachoeira Paulista Transmission Line, in effect until October 4, 2034.

The indexer used for adjustment of the contract is the General Market Prices Index (Índice Geral de Preços do Mercado - IGPM).

The next Periodic Tariff Revision (RTP) of the enhancements that have been approved will take place in June 2024, with effect from July 1st, 2024.

c)
Concession contract no. 006/2011

The contract regulates commercial operation of public transmission service, comprising construction, maintenance and operation of the Sete Lagoas 4 substation, in effect until June 15, 2041.

The indexer used for adjustment of the contract is the Expanded National Consumer Price (‘Índice de Preços ao Consumidor Amplo’ - IPCA).

d)
Concession contract no. 004/2005

The contract regulates the concession for the second circuit 345kV transmission facility which runs between the Furnas and Pimenta substations, a distance of approximately 75 km, for a period of 30 years from March 2005. For making the transmission facilities available for commercial operation, Centroeste will receive the Permitted Annual Revenue (RAP), adjusted annually, in the first 15 years of commercial operation. In the 16th year of commercial operation, its RAP will be reduced by 50%, until the end of the concession.

The indexer used for adjustment of the contract is the IGP-M (Índice Geral de Preços do Mercado - General Market Prices Index).

Accounting policy

Energy Distribution activity

Assets linked to concession infrastructure still under construction are initially recorded as contract assets, considering the right of the Company to charge for the services provided to customers or receive an indemnity at the end of the concession period for assets not yet amortized. In accordance with IFRS 15, the counterpart amounts of construction revenues equivalent to the new assets are initially recorded as contract assets, measured at acquisition cost including capitalized borrowing costs.

After the assets start operation, the conclusion of the performance obligation linked to construction is recorded, and the assets are split between financial assets and intangible assets. Assets amortized over the term of the concession are classified as intangible assets. The portion of the assets not amortized within the concession period, which will be subject to compensation at the end of the concession, is classified as a financial asset.

Transmission activity

During the term of the concession, the company receives the Annual Permitted Revenue (RAP), which remunerates the investment made in the transmission lines, as well as the improvement, operation and maintenance services. The transmission revenue is recognized as the corresponding performance obligations are met, namely: (i) availability and construction and (ii) operation and maintenance. The amounts are recognized in the Company's income statement, against the contract asset. Subsequently, when the credit notice is issued by the ONS, the RAP is invoiced and the balances are transferred from Contract Assets to Consumer Receivables.

When construction of transmission infrastructure is concluded the assets related to the transmission infrastructure remains classified as contract assets, considering the dependence on the satisfaction of a performance obligations during the concession period, represented by the availability/construction, operation and maintenance of the transmission lines, thus there is no unconditional right to receive the consideration for the construction services unless the Company operates and maintains the infrastructure.

The costs related to the infrastructure construction are recognized as incurred in the statement of income.

Additional information about the accounting practices related to the assets related to the transmission segment are described in note 14.

Gas distribution activity

New assets are classified initially as contract assets, measured at acquisition cost, including capitalized borrowing costs. When they start operation, they are split into financial assets and intangible assets.

The Company's accounting policy in relation to impairment for the contract assets of all activities can be found in note 3.6.

Estimations and judgments

Transmission activity

Construction and improvement revenues are recognized according to the stage of completion of the work, based on the costs actually incurred, plus the construction margin. The margin allocated to the infrastructure construction performance obligation is defined based on management's best estimates and expectations of the profitability of the projects implemented by the Company.

When the tariff changes during the periodic tariff reviews, the contract asset is remeasured, bringing future RAPs to present value at the implicit rate originally identified, comparing the result found with the balance recorded, in order to recognize the gain or loss in profit or loss.

Of the amounts invoiced for transmission concession revenue, represented by the RAP, the portion relating to the fair value of the operation and maintenance of the assets is recognized against the income statement for the year and the portion relating to construction revenue, originally recorded when the assets were formed, is written off against contract assets. Additions due to expansion and reinforcement generate additional cash flow and are therefore incorporated into the balance of the contract asset.

The portion of the assets that is not recorded in financial assets is valued based on the New Replacement Value, equivalent to fair value, having as a reference the amounts homologated for the Remuneration Base of Assets in the processes of tariff review. The book value of assets substituted is written down, with counterpart in the Income and loss account, and taken into consideration by the grantor in the next tariff review cycle.

The discount rate related to the financial component of the concession contract asset represents the Company's best estimate for the financial remuneration of the investments in the transmission infrastructure, which represents the approximate percentage of what would be the cash price to be charged for the infrastructure built or improvement by the concessionaire in a sale transaction. The implicit rate for pricing the financial component of the concession contract asset is established at the beginning of the investments and considers the credit risk of the counterparties.